Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Income Taxes

(10) Income Taxes

Allocation of the Federal and state income taxes (benefit) is as follows (in thousands):

	Year Ended December 31,
	2011	2010
Deferred:
Federal	$(1,412)	(1,579)
State	(241)	(270)

Income tax benefit	$(1,653)	(1,849)

The reasons for the differences between the statutory Federal income tax rate and the effective tax rate are summarized as follows ($ in thousands):

	Year Ended December 31,
	2011		2010
	Amount	% of Pretax Loss	Amount	% of Pretax Earnings
Income tax benefit at statutory rate	$(1,509)	(34.0)%	$(1,703)	(34.0)%
Increase (decrease) resulting from:
State taxes, net of Federal tax benefit	(159)	(3.6)	(178)	(3.6)
Share-based compensation	—	—	4	.1
Other	15	.4	28	.6

Income tax benefit	$(1,653)	(37.2)%	$(1,849)	(36.9)%

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities are presented below (in thousands).

	At December 31,
	2011	2010
Deferred tax assets:
Allowance for loan losses	$1,331	1,014
Net operating loss carryforwards	2,901	2,025
Foreclosed property expenses	920	464
Organizational and start-up costs	128	144
Unrealized loss on securities available for sale	—	369
Impaired loan interest	105	143
Other	42	40

Deferred tax assets	5,427	4,199

Deferred tax liabilities:
Premises and equipment	(442)	(472)
Deferred loan costs	(286)	(311)
Unrealized gains on securities available for sale	(121)	—
Prepaid expenses	(67)	(69)

Deferred tax liabilities	(916)	(852)

Net deferred tax asset	$4,511	3,347

At December 31, 2011, the Company has approximately $7.7 million of net operating loss carryforwards available to offset future taxable income. These carryforwards will begin to expire in 2025.

The Company files income tax returns in the U.S. federal jurisdiction, and the State of Florida. The Company is no longer subject to the U.S. federal or state and local income tax examinations by tax authorities for years before 2008.